Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Apr. 24, 2023	Apr. 20, 2023	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Transactions Between Related Parties [Line Items]
Delaying retirement payment		$ 315
Payment under term of contract		24
Restricted share units value granted		$ 664
Aggregate value of consulting agreement	$ 180
Company's VP | Corporate Development Services
Disclosure Of Transactions Between Related Parties [Line Items]
Commitments made by entity, related party transactions				$ 3,200
Minera Exar S.A.
Disclosure Of Transactions Between Related Parties [Line Items]
Directors remuneration expense				76	$ 75
Minera Exar S.A. | Cauchari-Olaroz Project
Disclosure Of Transactions Between Related Parties [Line Items]
Total construction services contract value			$ 68,000
Percentage of share of joint venture			49.00%
Service Agreement Term			5 years
Minera Exar S.A. | Cauchari-Olaroz Project | Magna Construcciones S.R.L
Disclosure Of Transactions Between Related Parties [Line Items]
Total construction services contract value				$ 2,998